Notes Payable (Details 1)						1 Months Ended				3 Months Ended				12 Months Ended
	Feb. 07, 2024 USD ($)	Sep. 08, 2023 USD ($)	Aug. 07, 2023 USD ($)	Aug. 03, 2021 EUR (€)	Jul. 13, 2021 EUR (€)	Dec. 31, 2022 EUR (€)	Oct. 31, 2021 EUR (€)	Jan. 31, 2021 EUR (€)	Nov. 30, 2020 EUR (€)	Mar. 31, 2024 USD ($) Director	Mar. 31, 2024 EUR (€)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021	Mar. 31, 2024 EUR (€) Director	Jan. 19, 2024 USD ($)	Jan. 12, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 11, 2023 USD ($)	Oct. 01, 2021 EUR (€)
Prêt Garanti par l'État Loan [member]
Debt Instrument [Line Items]
Current portion of long term debt										$ 1,600,000				$ 1,300,000					€ 1,500,000			€ 1,200,000
Non current portion of long term debt										3,400,000				3,500,000					€ 3,100,000			€ 3,100,000
Interest expense										$ 9,600	€ 8,900	$ 19,800	€ 18,300	$ 55,000	€ 50,000	$ 127,000	€ 120,000
Mudrick Bridge Note [Member]
Debt Instrument [Line Items]
Debt instrument face value | $			$ 3,000,000
Debt instrument maturity date			Sep. 07, 2023
Interest rate per month			15.00%
Principal repayment premium percentage			100.00%
Mudrick Super Priority Note [Member]
Debt Instrument [Line Items]
Debt instrument face value | $		$ 15,040,685
Debt instrument maturity date		Aug. 07, 2024
Interest rate per month		15.00%
Debt instrument additional interest rate to be paid in case of default		2.00%
Number of board of directors | Director										6									6
Notes payable, event of default description										Effective as of February 26, 2024 (the “Appointment Date”), the Company’s Board of Directors (the “Board”) appointed Mr. Eduardo Iniguez as a Class II director (the “Appointment”) for a term expiring at the annual meeting of stockholders to be held in respect of the Company’s fiscal year ending December 31, 2023. As a result of the Appointment, the total number of members of the Board from the Appointment Date through April 28, 2024, was six (the “Board Size”), including two directors in each class. Pursuant to the Third A&R Super Note and the Fourth A&R Super Note, the Board Size may have constituted an Event of Default under the Super Priority Note (the “Event of Default”). In connection with the Event of Default, the Company has taken the following remedial actions: (i) the Company requested to amend relevant sections of the Super Priority Note so as to provide for a total of six members of the Board, including two directors in each class; (ii) the Company has requested a waiver (effective as of the Appointment Date) by Mudrick of the Event of Default under the Super Priority Note resulting from the Board Size; and (iii) the Company has requested a waiver (effective as of the Appointment Date) by the Holders of a majority in aggregate principal amount of the Mudrick Convertible Notes currently outstanding of the cross default under the Indenture triggered by the Event of Default under the Super Priority Note. Effective as of April 29, 2024, with the issuance of the Fifth A&R Note, the Super Priority Note has been amended and restated to cure the Event of Default resulting from the Board Size. See Note 18—Subsequent Events for additional information regarding the Fifth A&R Note. The Company continues to discuss the requested waivers with Mudrick.	Effective as of February 26, 2024 (the “Appointment Date”), the Company’s Board of Directors (the “Board”) appointed Mr. Eduardo Iniguez as a Class II director (the “Appointment”) for a term expiring at the annual meeting of stockholders to be held in respect of the Company’s fiscal year ending December 31, 2023. As a result of the Appointment, the total number of members of the Board from the Appointment Date through April 28, 2024, was six (the “Board Size”), including two directors in each class. Pursuant to the Third A&R Super Note and the Fourth A&R Super Note, the Board Size may have constituted an Event of Default under the Super Priority Note (the “Event of Default”). In connection with the Event of Default, the Company has taken the following remedial actions: (i) the Company requested to amend relevant sections of the Super Priority Note so as to provide for a total of six members of the Board, including two directors in each class; (ii) the Company has requested a waiver (effective as of the Appointment Date) by Mudrick of the Event of Default under the Super Priority Note resulting from the Board Size; and (iii) the Company has requested a waiver (effective as of the Appointment Date) by the Holders of a majority in aggregate principal amount of the Mudrick Convertible Notes currently outstanding of the cross default under the Indenture triggered by the Event of Default under the Super Priority Note. Effective as of April 29, 2024, with the issuance of the Fifth A&R Note, the Super Priority Note has been amended and restated to cure the Event of Default resulting from the Board Size. See Note 18—Subsequent Events for additional information regarding the Fifth A&R Note. The Company continues to discuss the requested waivers with Mudrick.
Percentage of net proceeds to be used to repay notes before January 31,2024		50.00%
Percentage of net proceeds to be used to repay notes after January 31,2024		100.00%
Mandatory prepayment exempted first net proceeds of company | $		$ 10,000,000
Percentage of net proceeds from sales or disposition to be used to repay notes		100.00%
Mudrick Super Priority Note [Member] | Amended And Restated Note [Member]
Debt Instrument [Line Items]
Debt instrument face value | $																							$ 18,635,500
Interest rate per month																							15.00%
Original principal amount | $																							$ 15,040,685
Accrued interest | $																							594,815
Additional principal amount | $																							3,000,000
Amended and Restated Super Priority Secured Promissory Note [Member]
Debt Instrument [Line Items]
Debt instrument face value | $	$ 40,303,393																			$ 23,941,032	$ 20,880,922		$ 18,635,499.51
Debt instrument maturity date	Aug. 07, 2026
Interest rate per month	15.00%
Original principal amount | $	$ 23,941,032																			20,880,922	18,635,500
Accrued interest | $	189,940																			60,110	245,422
Additional principal amount | $	$ 16,172,421																			$ 3,000,000	$ 2,000,000
Maximum increase in interest rate of the event	2.00%
Percentage of the principal and accrued interest	108.00%
Covid Nineteen [Member] | Prêt Garanti par l'État Loan [member]
Debt Instrument [Line Items]
Debt instrument face value | €									€ 4,500,000
Covid Nineteen [Member] | Prêt Garanti par l'État Loan [member] | Amendement One To The Loan Agreement [Member]
Debt Instrument [Line Items]
Additional guarantee commission loan expense to french government | €						€ 51,000
Covid Nineteen [Member] | Prêt Garanti par l'État Loan [member] | Tranche One [Member]
Debt Instrument [Line Items]
Debt instrument face value | €									3,000,000
Covid Nineteen [Member] | Prêt Garanti par l'État Loan [member] | Tranche One [Member] | Amendement One To The Loan Agreement [Member]
Debt Instrument [Line Items]
Debt instrument face value | €					€ 3,000,000	3,000,000			3,000,000								3,000,000
Long term debt month of maturity commencement					2021-11
Long term debt month of maturity end					2022-11
Covid Nineteen [Member] | Prêt Garanti par l'État Loan [member] | Tranche One [Member] | Amendement One To The Loan Agreement [Member] | Sub Tranche One [Member]
Debt Instrument [Line Items]
Debt instrument face value | €				€ 600,000
Long term debt month of maturity commencement				2022-12
Long term debt month of maturity end				2026-11
Debt instrument monthly payment of principal | €				€ 12,000
Long Term Debt Additional Fixed Interest Rate				0.70%
Covid Nineteen [Member] | Prêt Garanti par l'État Loan [member] | Tranche One [Member] | Amendement One To The Loan Agreement [Member] | Sub Tranche Two [Member]
Debt Instrument [Line Items]
Debt instrument face value | €																								€ 2,400,000
Long term debt month of maturity commencement							2022-11
Long term debt month of maturity end							2026-11
Debt instrument monthly payment of principal | €							€ 49,000
Debt instrument additional effective rate of interest							1.44%
Covid Nineteen [Member] | Prêt Garanti par l'État Loan [member] | Tranche Two [Member]
Debt Instrument [Line Items]
Debt instrument face value | €									€ 1,500,000
Long term debt bearing fixed interest rate									2.25%
Debt Instrument, Annual Principal Payment | €									€ 300,000
Long term debt month of maturity commencement								2021-09	2021-09
Long term debt month of maturity end								2026-06	2025-09
Covid Nineteen [Member] | Prêt Garanti par l'État Loan [member] | Tranche Two [Member] | Amendement One To The Loan Agreement [Member]
Debt Instrument [Line Items]
Debt instrument face value | €						€ 75,000		€ 1,500,000									€ 75,000
Long term debt month of maturity commencement																		2021-09
Long term debt month of maturity end																		2026-06
Maximum [Member] | Covid Nineteen [Member] | Prêt Garanti par l'État Loan [member]
Debt Instrument [Line Items]
Long term debt period of maturity						6 years											6 years